Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Goodwill - Goodwill [Text Block]

Philips Group

Goodwill

in millions EUR

	2020	2021
Balance as of January 1:
Cost	10,182	9,094
Impairments	(1,528)	(1,080)
Book value	8,654	8,014
Changes in book value:
Acquisitions	189	2,095
Impairments	(144)	(15)
Divestments and transfers to assets classified as held for sale	(12)	(189)
Translation differences and other	(673)	732
Balance as of December 31:
Cost	9,094	11,793
Impairments	(1,080)	(1,156)
Book value	8,014	10,637

Goodwill - Goodwill allocated to the cash-generating units [Text Block]

Philips Group

Goodwill allocated to the cash-generating units

in millions of EUR

	2020	2021
Ambulatory Monitoring & Diagnostics1)		1,897
Hospital Patient Monitoring2)	1,246	1,663
Image-Guided Therapy	2,610	2,802
Sleep & Respiratory Care	1,915	2,031
Other (units carrying a non-significant goodwill balance)	2,244	2,245
Book value	8,014	10,637
1)Includes provisional goodwill related to the acquisition of BioTelemetry, see Acquisitions and divestments2)Previously named Monitoring & Analytics. Includes provisional goodwill related to the acquisition of Capsule Technologies, see Acquisitions and divestments

Goodwill - Key assumptions [Text Block]

Philips Group

Key assumptions

2021

	compound sales growth rate1)
	initial forecast period	extrapolation period2)	used to calculate terminal value3)	pre-tax discount rates
Ambulatory Monitoring & Diagnostics	24.5%	11.9%	2.5%	7.3%
Hospital Patient Monitoring4)	5.4%	3.4%	2.5%	7.8%
Image-Guided Therapy	10.2%	5.4%	2.5%	8.9%
Sleep & Respiratory Care	9.2%	5.0%	2.5%	9.2%
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period 2)Also referred to later in the text as compound long-term sales growth rate3)The historical long-term growth rate is only applied to the first year after the 4 year extrapolation period, after which no further growth is assumed for the terminal value calculation4)Previously named Monitoring & Analytics.

Philips Group

Key assumptions

2020

	compound sales growth rate1)
	initial forecast period	extrapolation period2)	used to calculate terminal value3)	pre-tax discount rates
Hospital Patient Monitoring4)	(0.3)%	3.3%	2.5%	9.4%
Image-Guided Therapy	8.6%	4.9%	2.5%	9.0%
Sleep & Respiratory Care	(1.2)%	4.4%	2.5%	9.7%
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period 2)Also referred to later in the text as compound long-term sales growth rate3)The historical long-term growth rate is only applied to the first year after the 4 year extrapolation period, after which no further growth is assumed for the terminal value calculation4)Previously named Monitoring & Analytics.